SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
December 31, 2024	$ 23,989
December 31, 2025	37,859
Total	$ 61,848	$ 85,107	$ 135,971